Business combinations - Deutsche Bank’s Global Trust Solutions (Details) $ in Thousands			9 Months Ended	12 Months Ended			24 Months Ended
	May 29, 2018 USD ($)	Mar. 29, 2018 USD ($) client structure	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Professional and outside services				$ 26,034	$ 27,181	$ 18,851
Deutsche Bank’s Global Trust Solutions
Business Acquisition [Line Items]
Net cash payments		$ 24,680
Payments to acquire businesses		$ 30,200
Refund based upon movement in number of clients	$ 5,500
Number of trust structures managed and administrated | structure		1,000
Number of private clients | client		900
Acquisition related costs				1,900	1,900		$ 3,800
Professional and outside services				$ 1,000	$ 1,600
Revenue			$ 6,500
Net deficit			$ 2,900